Investments - Held to Maturity Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	$ 35,011
Gross Unrealized Gains	3
Gross Unrealized Losses	(33)
Estimated Fair Value	34,981
Accrued Interest	154
Amortized Cost	9,780
Gross Unrealized Gains	5
Gross Unrealized Losses	(3)
Estimated Fair Value	9,782
Accrued Interest	24
Amortized Cost	44,791
Gross Unrealized Gains	8	$ 5	$ 1
Gross Unrealized Losses	(36)	(23)	(6)
Estimated Fair Value	44,763	$ 49,593	$ 49,098
Accrued Interest	178
US Treasury Bills and Notes
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	20,178
Gross Unrealized Gains	0
Gross Unrealized Losses	(7)
Estimated Fair Value	20,171
Accrued Interest	45
Corporate Debt Securities
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	14,833
Gross Unrealized Gains	3
Gross Unrealized Losses	(26)
Estimated Fair Value	14,810
Accrued Interest	109
Amortized Cost	6,780
Gross Unrealized Gains	3
Gross Unrealized Losses	(3)
Estimated Fair Value	6,780
Accrued Interest	24
Yankee Debt Securities
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	3,000
Gross Unrealized Gains	2
Gross Unrealized Losses	0
Estimated Fair Value	3,002
Accrued Interest	$ 0